Financial Instruments and Risk Management (Details) - Schedule of convertible securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Convertible Securities [Abstract]
Convertible securities at beginning	$ (7,242)	$ (194)
Issuance of convertible securities		(4,537)
Payments of convertible securities	5,921	536
Conversion of convertible securities to regular loan		630
Loss due to change in fair value of convertible securities	1,321	(3,677)
Convertible securities at ending		$ (7,242)